Commitment and Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Commitment and Contingencies [Abstract]
Capital commitments	$ 9,422,194	$ 6,238,097
Capital commitments term	1 year